Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of the aggregate principal amount of debt outstanding

	March 31, 2026	December 31, 2025
Senior secured notes	$1,311	$1,273
Convertible promissory notes	3,227	3,133
Total Debt	$4,538	$4,406